RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Total receivables	$ 12.7	$ 13.7
Parent
RELATED PARTY TRANSACTIONS
Accounts receivable	2.8	1.9
Dividends receivable	5.0	5.0
Interest receivable	2.4	2.3
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 2.5	$ 4.5